Financial Risk Management - Additional Information (Detail) t in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) t	Jun. 30, 2018 USD ($) t	Jun. 30, 2019 AUD ($) t	Jun. 30, 2019 CLP ($) t	Jun. 30, 2019 EUR (€) t	Jun. 30, 2019 GBP (£) t	Jun. 30, 2018 AUD ($) t	Jun. 30, 2018 CLP ($) t	Jun. 30, 2018 EUR (€) t	Jun. 30, 2018 GBP (£) t
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash Flow at Risk period of worst expected loss relative to projected business plan cash flows		1 year
Principal measurement of risk, confidence level		90.00%
Percentage of borrowings exposed to floating interest rate		87.00%	89.00%
Borrowings		$ 24,113,000,000	$ 26,003,000,000
TransferBetweenFairValueHierarchyCategories	$ 0
Weighted average interest rate payable		USD LIBOR + 2.3%
Fixed interest rate not swapped to floating rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 3,019,000,000	3,019,000,000
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 3,757,000,000	$ 3,434,000,000
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonable possible change in risk, percentage		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ (39,000,000)	$ (54,000,000)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ (12,000,000)	$ (10,000,000)
Percentage of net financial liabilities denominated in currency		82.00%	88.00%
Reasonable possible change in risk, amount				$ 0.01	$ 10	€ 0.01	£ 0.01	$ 0.01	$ 10	€ 0.01	£ 0.01
Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonable possible change in risk, percentage		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 55,000,000	$ 9,000,000
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net asset fair value		199,000,000	210,000,000
Commodity price risk [member] | Significant financial instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net asset fair value		$ 202,000,000	$ 216,000,000
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonable possible change in risk, percentage		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 114,000,000	$ 178,000,000
Tonnes of copper exposure | t		277	356	277	277	277	277	356	356	356	356